Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	BLACKROCK INDEX FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001026144
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 06, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 06, 2018
Prospectus Date	rr_ProspectusDate	Jul. 06, 2018